The Gabelli Growth Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 20.9%
62,200	Adobe Inc.†	$30,504,746
164,000	Anaplan Inc.†	10,263,120
82,000	Cloudflare Inc., Cl. A†	3,366,920
11,000	Coupa Software Inc.†	3,016,640
20,000	Crowdstrike Holdings Inc., Cl. A†	2,746,400
413,300	Microsoft Corp.	86,929,389
16,000	MSCI Inc.	5,708,480
58,000	Rockwell Automation Inc.	12,799,440
71,800	ServiceNow Inc.†	34,823,000

		190,158,135

	CONSUMER DISCRETIONARY - OTHER — 20.5%
22,600	Amazon.com Inc.†	71,161,298
27,600	Costco Wholesale Corp.	9,798,000
79,400	Netflix Inc.†	39,702,382
119,000	NIKE Inc., Cl. B	14,939,260
32,200	The Estee Lauder Companies Inc., Cl. A	7,027,650
98,300	The Home Depot Inc.	27,298,893
24,400	The Sherwin-Williams Co.	17,000,456

		186,927,939

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 18.4%
734,400	Apple Inc.	85,050,864
138,600	Applied Materials Inc.	8,239,770
22,400	ASML Holding NV	8,271,648
43,000	KLA Corp.	8,330,820
27,500	Lam Research Corp.	9,123,125
67,100	NVIDIA Corp.	36,315,862
100,000	QUALCOMM Inc.	11,768,000

		167,100,089

	HEALTH CARE — 14.3%
68,800	Danaher Corp.	14,814,704
139,800	Edwards Lifesciences Corp.†	11,158,836
16,600	Illumina Inc.†	5,130,728
9,700	Intuitive Surgical Inc.†	6,882,538
40,000	Medtronic plc	4,156,800
84,000	PerkinElmer Inc.	10,542,840
82,100	Thermo Fisher Scientific Inc.	36,248,792
87,500	UnitedHealth Group Inc.	27,279,875
87,300	Zoetis Inc.	14,436,801

		130,651,914

Shares		Market Value
	FINANCIAL SERVICES — 11.7%
41,500	American Tower Corp., REIT	$10,031,795
10,400	BlackRock Inc.	5,860,920
123,000	Crown Castle International Corp., REIT	20,479,500
83,700	Mastercard Inc., Cl. A	28,304,829
112,700	PayPal Holdings Inc.†	22,205,281
99,100	Visa Inc., Cl. A	19,817,027

		106,699,352

	TECHNOLOGY - INTERNET — 9.9%
17,100	Alphabet Inc., Cl. A†	25,061,760
12,645	Alphabet Inc., Cl. C†	18,583,092
176,700	Facebook Inc., Cl. A†	46,277,730

		89,922,582

	TECHNOLOGY - ELECTRONIC ENTERTAINMENT — 1.4%
75,000	Activision Blizzard Inc.	6,071,250
42,000	Take-Two Interactive Software Inc.†	6,939,240

		13,010,490

	PRODUCER DURABLES — 1.4%
31,800	Roper Technologies Inc.	12,564,498

	UTILITIES — 0.8%
24,900	NextEra Energy Inc.	6,911,244

	CONSUMER DISCRETIONARY - MEDIA — 0.4%
29,200	The Walt Disney Co.	3,623,136

	TOTAL COMMON STOCKS	907,569,379

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$3,105,000	U.S. Treasury Bills, 0.087% to 0.107%††, 12/03/20 to 12/24/20	3,104,512

	TOTAL INVESTMENTS — 100.0% (Cost $424,242,173)	$910,673,891

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

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